Property, Plant and Equipment	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Property, plant and equipment
4.	Property, plant and equipment

	Leasehold improvement	Plant and machinery	Furniture and fixtures	Computer and software	Tools and equipment	Setup costs	Total
	US$	US$	US$	US$	US$	US$	US$
Cost:
Balance at April 1, 2023	580,776	1,262,724	163,968	63,568	182,403	681,217	2,934,656
Additions	—	1,250	—	6,170	15,552	—	22,972
Balance at March 31, 2024	580,776	1,263,974	163,968	69,738	197,955	681,217	2,957,628
Additions	—	7,499	—	9,057	154	—	16,710
Balance at March 31, 2025	580,776	1,271,473	163,968	78,795	198,109	681,217	2,974,338

Accumulated depreciation
Balance at April 1, 2023	307,346	689,253	158,712	58,098	175,125	681,217	2,069,751
Depreciation	58,236	126,282	3,373	2,841	7,628	—	198,360
Balance at March 31, 2024	365,582	815,535	162,085	60,939	182,753	681,217	2,268,111
Depreciation	58,078	126,952	1,430	3,607	3,559	—	193,626
Balance at March 31, 2025	423,660	942,487	163,515	64,546	186,312	681,217	2,461,737

Carrying amount
Balance at March 31, 2024	215,194	448,439	1,883	8,799	15,202	—	689,517
Balance at March 31, 2025	157,116	328,986	453	14,249	11,797	—	512,601